Financial Instruments - Fair Value and Risk Management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments - Fair Value and Risk Management
19.	Financial Instruments - Fair Value and Risk Management

Accounting	policy, and Critical accounting estimates and judgments

The Company classifies non-derivative financial assets into the following categories: measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). Additionally, non-derivative financial liabilities are classified into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

i.	Classification

Policy applicable before January 01, 2018

The Company classifies non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, held-to-maturity financial assets, loans and receivables and available-for-sale financial assets. Additionally, non-derivative financial liabilities are classified into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

Policy applicable from January 01, 2018

The Company classifies non-derivative financial assets into the following categories: measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). Additionally, non-derivative financial liabilities are classified into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

ii.	Non-derivative financial assets and financial liabilities – Recognition and derecognition

The Company initially recognizes financial assets and financial liabilities when it becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company derecognizes a financial liability when its contractual obligations are extinguished – i.e. when they are discharged, cancelled or expire or are substantially modified or exchanged for an obligation with substantially different terms.

Financial assets and financial liabilities are offset, and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

iii.	Non-derivative financial assets – Measurement

Policy applicable before January 01, 2018

a.	Financial assets classified as loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market other than those that the entity intends to sell immediately or in the near term. These assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method.

All the Company’s financial assets are classified as loans and receivables.

Policy applicable from January 01, 2018

b.	Financial assets at amortized cost

A financial asset is classified as at amortized cost when its contractual cash flows consist only of payment of principal and interest and it is held in a business model whose objective is to hold assets to collect contractual cash flows. These assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

All the Company’s financial assets qualify to be measured at amortized cost.

iv.	Non-derivative financial liabilities – Measurement

Financial liabilities are classified as other financial liabilities and are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

v.	Fair Value Measurements

Several accounting policies and disclosures require fair value measurement, for both financial and non-financial assets and liabilities.

When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly

•	Level 3 — inputs for the assets or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Company recognizes transfers between levels of the fair value hierarchy in the reporting period during which the change has occurred.

i.	Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities if the carrying amount is a reasonable approximation of fair value.

	As at December 31, 2017
	Carrying amount
			Finacial
			assets	Finacial
			measured at	liabilities
			amortized	measured at
	Fair value		cost	amortized cost	Total
	BRL		BRL	BRL	BRL
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents		—	395,962	—	395,962
Restricted cash, current and non-current portion		—	34,445	—	34,445
Trade accounts receivables		—	113,168	—	113,168
Due from related parties		—	12	—	12
Judicial deposits		—	106,914	—	106,914
Other assets, current and non-current portion			22,246	—	22,246
Trade accounts payable		—	—	(365,835)	(365,835)
Reverse factoring		—	—	(148,928)	(148,928)
Long-term debt		—	—	(285,971)	(285,971)
Accrued expenses		—	—	(120,366)	(120,366)
Other current liabilities		—	—	(31,017)	(31,017)

Total	R$	—	672,747	(952,117)	(279,370)

	As at December 31, 2018
	Carrying amount
			Finacial
			assets	Finacial
			measured at	liabilities
			amortized	measured at
	Fair value		cost	amortized cost	Total	Total
	BRL		BRL	BRL	BRL	USD
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents	R$	0	67,321	0	67,321	US$	17,374
Restricted cash, current and non-current portion		0	21,529	0	21,529		5,556
Trade accounts receivables		0	163,807	0	163,807		42,275
Due from related parties		0	7	0	7		2
Judicial deposits		0	119,717	0	119,717		30,896
Other assets, current and non-current portion		0	14,166	0	14,166		3,656
Trade accounts payable		0	0	(337,120)	(337,120)		(87,003)
Reverse factoring		0	0	(45,276)	(45,276)		(11,685)
Long-term debt		0	0	(228,879)	(228,879)		(59,069)
Accrued expenses		0	0	(136,721)	(136,721)		(35,285)
Other liabilities, current and non-current portion		0	0	(25,711)	(25,711)		(6,636)

Total	R$	0	386,547	(773,707)	(387,160)	US$	(99,917)

ii.	Measurement of fair values

The Company’s financial instruments, including cash and cash equivalents, restricted cash, trade accounts receivable, trade accounts payable and other payables, are carried at cost, which approximates fair value due to the short-term maturity of these instruments. The estimated fair value of Long-term debts is based on the current rates offered to the Company of the same remaining maturities, which is categorized as a Level 2 measurement in the fair value hierarchy. As a substantial portion of these financial instruments has been contracted at floating rates of interest, which are reset at short intervals, the carrying value of these financial instruments at December 31, 2017 and 2018 closely approximated the fair value at December 31, 2017 and 2018, respectively.

During the years ended December 31, 2017 and 2018, there were no transfers between Level 1 and Level 2 fair value measurements or transfer to or from Level 3.

iii.	Financial risk management

In the regular course of its business, the Company is exposed to market risks mainly related to the fluctuation of interest rates, exchange rate variation, credit risk on credit sales and liquidity risk.

The Company adopts certain instruments to minimize its exposure to such risks, based on monitoring, under the supervision of the Company´s executive officers, which in turn is under the oversight of the Company´s board of directors.

The Company has exposure to the following risks arising from financial instruments:

•	credit risk (see (a));

•	liquidity risk (see (b)); and

•	market risk (see (c)).

a.	Credit risk

Credit risk is the Company´s risk of financial loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. This risk principally comes from the outstanding receivables due by customers, derivatives and cash and cash equivalents.

Trade accounts receivable

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer.

The Company regularly monitors trade accounts receivable and, for business to customer (B2C) sales, it considers the risk of not collecting from customers as limited because of the intrinsic nature of the payments of credit card operations methods.

For Business-to-business customers, the credit risk exposure and the carrying values reflect management’s assessment of the associated maximum exposure to such credit risk. The maximum exposure to credit risk is equal to the carrying value of the financial assets. The objective of managing counterparty credit risk is to prevent losses in financial assets. The Company assesses the credit quality of the counterparties, taking into account their financial position, past experience and other factors (e.g. credit rating).

No customer had balances representing more than 10% of the Company´s consolidated trade accounts receivable as of December 31, 2017 and 2018.

At December 31, 2017 and 2018, the maximum exposure to credit risk for trade accounts receivable by type of counterparty was as follows:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Credit card operations	R$	87,983	R$	140,719	US$	36,316
B2B customers and others		46,056		44,235		11,417

Total trade accounts receivable	R$	134,039	R$	184,954	US$	47,733
Allowance for doubtful accounts		(20,871)		(21,147)		(5,458)

Trade accounts receivable, net	R$	113,168	R$	163,807	US$	42,275

At December 31, 2017 and 2018, respectively, the aging of trade accounts receivable was as follows:

	As at December 31, 2017
				Allowance for	Trade accounts
	Gross amount			doubtful accounts	receivable, net
	BRL			BRL	BRL
Not past due	R$	109,135	R$	(8,199)	R$	100,936
Past due 1-30 days		5,449		(2,134)		3,315
Past due 31-90 days		5,304		(3,686)		1,618
Past due 91-120 days		3,551		(1,845)		1,706
Past due 120-180 days		4,278		(3,108)		1,170
Past due over 180 days		6,322		(1,899)		4,423

Total	R$	134,039	R$	(20,871)	R$	113,168

	As at December 31, 2018
				Allowance for	Trade accounts		Trade accounts
	Gross amount			doubtful accounts	receivable, net		receivable, net
	BRL			BRL	BRL		USD
Not past due	R$	163,924	R$	(4,525)	R$	159,399	US$	41,137
Past due 1-30 days		1,034		(159)		875		226
Past due 31-90 days		2,461		(731)		1,730		446
Past due 91-120 days		1,784		(247)		1,537		397
Past due 120-180 days		2,183		(1,928)		255		66
Past due over 180 days		13,568		(13,557)		11		3

Total	R$	184,954	R$	(21,147)	R$	163,807	US$	42,275

Other assets, non-current

During the third quarter of 2018, the Company terminated a commercial relationship with Midway Labs USA LLC supplier of supplements and vitamins, against which the Company filed a lawsuit The Company has at December 31, 2018 receivables of R$ 27,390 (USD 7,069), R$24,381 as at December 31, 2017, with that former partner. The Company performed an analysis of the recoverability of such amounts. The Company reclassified such amount from Other assets to Other assets, non-current, and recognized an expected loss (against Cost of sales and Selling and marketing expenses) of R$ 13,225 (USD 3,413).

The Company measured expected credit losses of that financial instrument in a way that reflects:

(a) an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes;

(b) the time value of money; and

(c) reasonable and supportable information that is available.

b.	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The following are the remaining contractual maturities of financial liabilities as of December 31, 2018. The amounts are gross and undiscounted and include contractual interest payments. Estimated interest payments were calculated based on the interest rate indexes of the Company’s floating interest rate indebtedness, in effect as of December 31, 2017 and 2018.

	As at December 31, 2017
	Carrying
	amount		Contractuall cash flows
					1 - 3		3 - 5		More than 5
			Within 1 year		years		years		years
	BRL		BRL		BRL		BRL		BRL
Financial liabilities:
Long-term debt	R$	285,971	R$	114,356	R$	175,141	R$	9,634	R$	10,558
Trade accounts payable		365,835		369,493		—		—		—
Reverse factoring		148,928		150,625		—		—		—
Taxes and contributions payable		19,875		19,875		—		—		—
Accrued expenses		120,366		120,366		—		—		—
Other current liabilities		31,017		31,017		—		—		—
Provision for labor, civil and tax risks		12,523		—		—		—		12,523
Other non-current liabilities		27		—		—		—		27

	R$	984,542	R$	805,732	R$	175,141	R$	9,634	R$	23,108

	As at December 31, 2018
	Carrying		Carrying
	amount		amount		Contractual cash flows
							1 - 3		3 - 5		More than 5
					Within 1 year		years		years		years
	BRL		USD		BRL		BRL		BRL		BRL
Financial liabilities:
Long-term debt	R$	228,879	US$	59,069	R$	59,264	R$	191,630	R$	7,120	R$	6,166
Trade accounts payable		337,120		87,003		339,660		0		0		0
Reverse factoring		45,276		11,685		45,629		0		0		0
Accrued expenses		136,721		35,285		136,721		0		0		0
Other current liabilities		25,709		6,635		25,709		0		0		0
Provision for labor, civil and tax risks		19,935		5,145		0		0		0		19,935

	R$	793,640	US$	204,822	R$	606,983	R$	191,630	R$	7,120	R$	26,101

The following are the Company’s unrestricted cash and cash equivalents and unused portion of the credit facility at December 31, 2017 and 2018:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Unrestricted cash and cash equivalents	R$	395,962	R$	67,321	US$	17,374
Undrawn credit facility		347		0		0

Available liquidity	R$	396,309	R$	67,321	US$	17,374

The Company has experienced net losses and significant cash outflows that resulted in cash used in operating activities for the year ended December 31, 2018. As of and for the year ended December 31, 2018, the Company had accumulated losses of R$ 1,180,856 (compared to R$ 847,125 as of December 31, 2017), net loss of R$ 332,374 (compared to R$170,345 as of December 31, 2017) and net cash used in operating activities of R$ 100,707 (compared to R$43,502 of net cash provided in operating activities as of December 31, 2017). As of December 31, 2018, the Company recorded R$ 23,681 of net current liabilities (compared to R$ 317,228 of net current assets as of December 31, 2017).

The Company expects to continue to incur net losses and have cash outflows for at least the next subsequent twelve-months. Although the Company expects to reach positive net operating cash flow for the next subsequent twelve-months, such positive net cash provided by operating activities standing alone may not be sufficient to meet the Company’s net cash used in financing activities needs for the next subsequent twelve-months. Management concluded that financing alternatives will be necessary to meet its obligations within one year from the date the consolidated financial statements were issued. However, there can be no assurance that the Company’s plan to improve its operating performance and financial position will be successful or that the Company will be able to obtain additional financing on commercially reasonable terms, or at all.

The financial statements of the Company have been prepared assuming the Company’s ability to continue as an going concern basis, based on the fact that the management of the Company is currently exploring alternatives to obtain access to other sources of capital necessary to meet its ongoing liquidity needs and is taking measures to improve its operating performance and cash, liquidity and financial position. Such measures include, among others, the following:

•

pursuing the sale and/or closure of its operation in Argentina until the second quarter of 2019, operation which has not performed as expected and has drained a substantial portion of the Company’s operating cash flow overtime;

•	continuing to implement cost-saving initiatives across the Company;

•	negotiating alternative payment terms with suppliers;

•

seeking with current creditors the partial release of collateral provided under certain of the Company’s financing arrangements (basically restricted cash and cash equivalents, which as of December 31, 2018 amounted to R$ 88,760); and

•

monetization of the Company’s PIS/COFINS judicial deposits, resulting from a favorable decision in judicial disputes challenging tax authorities interpretation of the calculation basis for PIS/COFINS taxes over products sold by the Company (such tax credits amounted to R$ 101,971 as of December 31, 2018).

The Company has engaged financial and other advisors to assist it in those efforts. Management acknowledges that material uncertainty remains over the Company’s ability to meet its funding requirements and ability to gain continued access to short-term financing. Management has a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. If for any reason the Company is unable to continue as a going concern, then this could have an impact on the Company’s ability to realize assets at their recognized values, and to settle liabilities in the ordinary course of business at the amounts stated in the consolidated financial statements. As such, there exists substantial doubt about Company´s ability to continue as a going concern.

c.	Market risk

Foreign Currency Exchange Risk

The Company’s revenue are denominated in the functional currencies of the countries in which its operational subsidiaries are located. Accordingly, its receivables are generally not subject to foreign currency exchange risks.

In the ordinary course of business, the Company’s subsidiaries purchase goods from vendors in both local functional currency and foreign currencies (mainly U.S. dollars).

The summary of quantitative data about the Company’s exposure to currency risk as reported to management of the Company is as follows:

	December 31, 2017
	USD	BRL
Trade accounts payable	7,920	26,199
Accrued expenses	879	2,908

Net statement of financial position exposure	8,799	29,107

	December 31, 2018
	USD	BRL
Other current assets	(2,462)	(9,540)
Trade accounts payable	1,410	5,463
Accrued expenses	65	252

Net statement of financial position exposure	(987)	(3,824)

The following table indicates the changes in the Company’s income or (loss) before tax that would arise if foreign exchange rates to which the Company has exposure at the reporting date had changed by 10% at that date, assuming all other risk variables remained constant.

	Profit or loss
At December 31, 2017	Strenghthening		Weakening
	BRL		BRL
Net exposure in USD	R$	2,911	(2,911)

	Profit or loss
At December 31, 2018	Strenghthening		Weakening
	BRL		BRL
Exposure in USD	R$	(382)	382

This sensitivity analysis assumes that the change in foreign exchange rates had been applied to re-measure those financial instruments held by the Company which expose it to foreign currency exchange risk at the reporting date. This analysis excludes differences that would result from the translation of the consolidated financial statements of foreign operations into the Company’s reporting currency, which is Brazilian Real. The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency as of December 31, 2018.

Interest Rate Risk

Interest rates are highly sensitive to many factors, including fiscal and monetary policies and domestic and international economic and political considerations, as well as other factors beyond the Company’s control. Interest rate risk is the exposure to loss resulting from changes in the level of interest rates and the spread between different interest rates. The Company’s debt has floating interest rates. As a result, the Company is exposed to changes in the level of interest rates and to changes in the relationship or spread between interest rates for its floating rate debt. The Company’s floating rate debt requires payments based on variable interest rate indexes such as CDI. Therefore, increases in interest rates may increase the Company’s loss before taxes by increasing its financial expense. If interest rates were to increase or decrease by 50 basis points, the Company´s financial expense on borrowings subject to variable interest rates would increase or decrease by R$1,222 (US$369) for the year ended December 31, 2018. This analysis assumes that all other variables, in particular foreign currency exchange rate, remain constant.

To reduce the exposure of variable interest rate (CDI), the Company invests its excess cash and cash equivalents in short-term investments. If interest rates were to increase or decrease by 50 basis points, the Company’s financial income on short-term investments subject to variable interest rates would increase or decrease by R$393 (US$119) for the year ended December 31, 2018.

Inflation Risk

Brazil and countries in Latin America, in general, have historically experienced high rates of inflation. Inflationary pressures persist, and actions taken in an effort to curb inflation, coupled with public speculation about possible future governmental actions, have in the past contributed to economic uncertainty in Brazil and other Latin American countries and heightened volatility in the Latin American securities market.

The inflation rate in Argentina has exceeded projections over the past quarters. As a result, the consumer price index (CPI) currently being used to monitor inflation in Argentina indicate three-year cumulative inflation rates that have increased significantly, also related to the depreciation of the Argentinian Peso. The details of recognition of the effects of inflations in Argentina operations are disclosed in note 3.

The Company does not believe that inflation has had a material effect in its business, financial condition or results of operations. The Company continues to monitor the impact of inflation in order to minimize its effects through pricing strategies and productivity improvements.